INTEREST BEARING LOANS AND BORROWINGS - Summary of Outstanding Debt (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Debt at beginning of period	$ 2,390,314
Long-term portion of debt at beginning of period	2,112,460
Proceeds	259,375	$ 234,000
Repayments	(356,625)	$ (223,270)
Debt issuance costs	(21,473)		$ (23,113)
Accrued interest expense	19,953		19,499
Debt at end of period	2,295,157
Short-term debt and current portion of long-term debt	362,547		$ 277,854
Long-term portion of debt at end of period	1,932,610
Total U.S. dollar denominated floating rate debt
Disclosure of detailed information about borrowings [line items]
Debt at beginning of period	2,184,228
Proceeds	259,375
Repayments	(222,225)
Debt at end of period	2,221,377
Total U.S. dollar denominated fixed rate debt
Disclosure of detailed information about borrowings [line items]
Debt at beginning of period	209,700
Proceeds	0
Repayments	(134,400)
Debt at end of period	$ 75,300